Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following summarizes the fair values and location in the consolidated balance sheet of all derivatives held by the Company as of December 31, 2014 and 2015:

		Fair Value
		2014	2015
	Balance Sheet Classification	RMB	RMB	US$
Assets:
Foreign currency contract	Prepaid expenses and other current assets	4,195	—	—
Total derivatives designated as hedges		4,195	—	—

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following summarizes the loss (gain), recognized in the consolidated statement of comprehensive loss, related to derivatives designated and qualifying as cash flow hedges for the years ended December 31, 2013, 2014 and 2015:

			Location of Gain	Amount of Gain
	Amount of Gain		Reclassified from	Reclassified from
	Recognized in Other		Other	Other Comprehensive
	Comprehensive		Comprehensive	Income into
Derivatives in Cash Flow	Income		Income into	Loss
Hedging Relationships	RMB	US$	Loss	RMB	US$
2013
Foreign currency contracts	(7,641)		Foreign currency exchange losses	(8,711)
2014
Foreign currency contracts	(24,117)		Foreign currency exchange losses	(24,390)
2015
Foreign currency contracts	—	—	Foreign currency exchange losses	(749)	(116)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The following summarizes the losses and the location in the consolidated statements of comprehensive loss of derivatives not designated as hedging instruments for the years ended December 31, 2013, 2014 and 2015:

		Amount of Loss Recognized in Income on
	Location of Loss	Derivative
	Recognized in Income	2013	2014	2015
	on Derivative	RMB	RMB	RMB	US$
Derivatives Not Designated as Hedging Instruments
Interest rate swap	Interest expense	(103)	(81)	—	—
Total		(103)	(81)	—	—